FINANCIAL LIABILTIES (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Disclosure of financial liabilities

	As of
US$ MILLIONS	Dec. 31, 2024	Dec. 31, 2023
Current:
Interest rate swaps	$32	$60
Total current financial liabilities	$32	$60

Non-current:
Interest rate swaps	$1	$15
Total non-current financial liabilities	$1	$15
The following table provides a continuity schedule of outstanding exchangeable shares, class A.2 shares, class B shares, and class C shares along with our corresponding liability and remeasurement gains and losses. Exchangeable shares prior to the Arrangement refer to the exchangeable shares of BIHC, whereas exchangeable shares post the Arrangement refer to the exchangeable shares of our company.

	Exchangeable shares outstanding (Shares)	Class A.2 shares outstanding (Shares)	BIHC Class B shares outstanding (Shares)	Class C shares outstanding (Shares)(1)	Shares classified as financial liability (US$ Millions)
Balance at January 1, 2023	110,567,671	—	2	$—	$3,426
Share issuance(2)	21,094,441	—	—	—	751
Share issuance - BIPC Exchangeable LP Unit exchanges	220,956	—	—	—	10
Shares exchanged to units	(11,002)	—	—	—	—
Remeasurement of liability	—	—	—	—	(34)
Balance at December 31, 2023	131,872,066	—	2	$—	$4,153
Share issuance - BIPC Exchangeable LP Unit exchanges	199,066	—	—	—	6
Shares exchanged to units	(19,223)	—	—	—	—
Arrangement/reorganization(3)	(13,012,789)	13,012,789	1	11,117,660	8
Remeasurement of liability	—	—	—	—	477
Balance at December 31, 2024	119,039,120	13,012,789	3	11,117,660	$4,644

(1)     Prior to the Arrangement, class C share were classified as financial liabilities due to their cash redemption feature. As discussed in Note 1(c)(ii), Organization and Description of our Company, the class C shares met certain qualifying criteria and were presented as equity. See Note 19, Equity. Following the Arrangement and upon consolidation of BIHC into our company, the class C shares are presented as financial liabilities.
(2)     Refer to Note 5, Acquisition of Businesses, for further details
(3)     The class C shares were remeasured to reflect the NYSE closing price of one unit, $32.00 per share, as of the Arrangement. Following the Arrangement, a $348 million return of capital was issued to the class C shareholders.